Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT VARIABLE SERIES INC
Entity Central Index Key	0000708950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000135675
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class F
Trading Symbol	CVPSBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.90%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 449,583,852
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$449,583,852
# of Portfolio Holdings	498
Portfolio Turnover Rate	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.6%
U.S. Treasury Obligations	6.3%
Short-Term Investments	7.2%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Corporate Bonds	10.0%
Common Stocks	55.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.1%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Visa, Inc., Class A	1.5%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023784
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class I
Trading Symbol	CVPSBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 449,583,852
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$449,583,852
# of Portfolio Holdings	498
Portfolio Turnover Rate	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.6%
U.S. Treasury Obligations	6.3%
Short-Term Investments	7.2%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Corporate Bonds	10.0%
Common Stocks	55.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.1%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Visa, Inc., Class A	1.5%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023790
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Mid Cap Portfolio
Trading Symbol	CVPSMC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$49	0.99%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[3]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 23,722,946
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$23,722,946
# of Portfolio Holdings	63
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	3.5%
Materials	4.7%
Utilities	4.9%
Real Estate	7.3%
Health Care	7.9%
Consumer Discretionary	14.3%
Information Technology	15.6%
Financials	17.1%
Industrials	24.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Core & Main, Inc., Class A	3.2%
AMETEK, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
AptarGroup, Inc.	2.9%
TE Connectivity PLC	2.7%
VeriSign, Inc.	2.6%
Equity LifeStyle Properties, Inc.	2.6%
CMS Energy Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Aramark	2.4%
Total	27.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized